Pension Benefit Plans - (Funded Status Of Pension Plans) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in pension benefit obligation:
Service cost			$ (10.0)	$ (8.0)	$ (6.0)
Defined benefit pension plans
Change in pension benefit obligation:
Benefit obligation at beginning of year	$ (140.0)	$ (165.6)	(165.6)	(144.1)
Service cost	(6.8)	(7.5)	(10.0)	(8.0)
Interest cost	(1.6)	(1.5)	(2.0)	(1.9)
Employee contributions			(4.2)	(3.5)
Benefits and other expenses paid			7.2	3.8
Actuarial gain (loss)			12.3	(7.3)
Amendments, settlements and curtailments			18.7	3.3
Foreign exchange rate impact			3.6	(7.9)
Benefit obligation at end of year			(140.0)	(165.6)	(144.1)
Change in plan assets:
Fair value of plan assets at beginning of year	90.2	106.5	106.5	92.9
Actual return on plan assets			0.3	4.1
Employer contributions			7.5	7.0
Employee contributions			4.2	3.5
Amendments and settlements			(18.6)	(2.0)
Benefits and other expenses paid			(7.2)	(3.8)
Foreign exchange rate impact			(2.5)	4.8
Fair value of plan assets at end of year			90.2	106.5	$ 92.9
Funded status			$ (49.8)	$ (59.1)
Selling, general and administrative expenses
Change in pension benefit obligation:
Service cost	$ (6.8)	$ (7.5)